Equity Capital (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Aug. 13, 2021	Jul. 17, 2020	May 04, 2020
Equity Capital [Abstract]
Common shares					1
Ordinary shares, issued	11,112	11,112	11,120,000	100,000,000
Per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.02	$ 0.0001
Subsequently received (in Dollars)			$ 222,400	$ 10,000